Mobile Financial Services activities - Fair value of financial assets (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ (74)
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(74)
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(4,307)
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(4,307)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 387	€ 580	501
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	387	580	501
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,363
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,363
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		2,070
Financial assets at amortised cost, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		2,070
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	360	254
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	360	254
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	73	94	2
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	73	94	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	441	540
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	441	540
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3	2
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 3	€ 2
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,010
Loans and receivables, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,010
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			369
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			369
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			179
Held-to-maturity investments, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			179
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			656
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			628
Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 28